Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended			21 Months Ended
	Aug. 16, 2024	Apr. 01, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 25, 2024	Sep. 24, 2024	Jun. 14, 2024	Jun. 13, 2024	Mar. 01, 2024	Apr. 27, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				500,000,000					50,000,000	500,000,000			500,000,000	500,000,000	500,000,000	500,000,000	50,000,000				50,000,000
Preferred stock, shares authorized				5,000,000						5,000,000			5,000,000	5,000,000	5,000,000						50,000,000
Preferred stock, shares outstanding				0						0			0	0	0
Preferred stock, par value				$ 0.0001						$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock. voting rights				none									none	none
Dividends preferred stock										$ 0			$ 0	$ 0
Preferred stock liquidation preference value				$ 0						$ 0			$ 0	$ 0	$ 0
Preferred stock rights of redemption				$ 0						$ 0			$ 0	$ 0	$ 0
Preferred stock conversion price				$ 0						$ 0			$ 0	$ 0	$ 0
Preferred stock, shares issued				0						0			0	0	0
Common stock, shares outstanding				6,208,073						6,208,073			1,806,612	1,334,270	6,208,073
Common stock, par value				$ 0.0001						$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights										Voting at 1 vote per share			Voting at 1 vote per share
Stock sold for cash (ATM) - net of offering costs, shares										363,000
Stock sold for cash (ATM) - net									$ 25,308				$ 25,308
Shares issued														28,623
Shares issued, value				$ 17,333	$ 104,000	$ 147,334	$ 38,269	$ 334,178	$ 116,250				1,215,365	$ 1,309,524
Stock issued for service, value				$ 187,968			$ 119,750						$ 272,750
Debt conversion, value										$ 3,630,000
Debt Instrument, Convertible, Conversion Price				$ 2.21						$ 2.21					$ 2.21
Stock based compensation				17,333			114,834			268,667	143,001
Number of shares granted													101,930	28,623
Stock option grant date fair value													$ 23,920
Common stock, shares issued				6,208,073						6,208,073			1,806,612	1,334,270	6,208,073
Stock Issued During Period, Value, Acquisitions														$ 50,000
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited													$ 23,920
Fair value adjustment of stock options														357,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period													139,322
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				26,000						26,000			65,000		26,000
Expected term (years)													5 years	5 years
Expected volatility														62.00%
Expected dividend													0.00%	0.00%
Risk free interest rate													4.00%	1.64%
Number of common stock to be vested														2,866
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																		500,000,000
Debt Instrument, Face Amount		$ 1,070,000
Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized													100,000	100,000
Preferred stock, shares authorized																				50,000,000
Preferred stock, par value																				$ 0.00001
Common stock, shares outstanding													100,000	100,000
Common stock, par value													$ 0.001	$ 0.001
Stock sold for cash (ATM) - net													$ 3,700,000
Debt related interest expense													74,559	$ 1,732
Debt conversion, value										$ 9,800,449
Accrued salary													$ 209,106
Stock-based compensation expense										1,332,188
Common stock, shares issued													100,000	100,000
Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																				1,000,000,000
Preferred stock, shares authorized																				50,000,000
Preferred stock, par value																				$ 0.00001
Common stock, par value																				$ 0.00001
Stock sold for cash (ATM) - net												$ 3,700,000
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			$250,000 during year 1, with an increase of 4% annually each year thereafter,
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			2,700,000 share of Series A common stock and 1,800,000 shares of Series B common stock, vesting will occur ¼ on each anniversary at the end of month 12, 24, 36 and 48,
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			Based on mutually agreed upon key performance indicators, additional shares of Series A (900,000 shares) and B (600,000) shares common stock
Next NRG Holding Corp [Member] | Consulting Agreement [Member] | Compensation Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			Cash bonuses in year 4 and 5 based on mutually agreed upon key performance indicators.
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized stock compensation expense related to restricted stock				$ 62,400						$ 62,400					$ 62,400
Weighted average period for recognition										1 year 3 months 14 days			1 year 3 months 7 days
Number of shares granted													330,554	48,340
Unrecognized stock compensation expense related to restricted stock													$ 324,134
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number				26,000						26,000			114,336	42,192	26,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period										88,336			104,699
Number of common stock to be vested													114,336	42,191								15,878
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued													101,930
Shares issued, value													$ 73,920
Number of shares granted													101,930	11,429
Stock option grant date fair value													$ 73,920
Stock-based compensation expense													7,973
Changes in stock option													0
Stock or Unit Option Plan Expense													7,973
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value														$ 153,125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period														14,694
Employee Benefit and Share-Based Payment Arrangement, Noncash													9,375
Non vesting in service based grants													14,063
Minimum [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 1.75
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued interest													72,428
Stock-based compensation expense													$ 1,215,365	$ 694,524
Related Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				1,000,000,000						1,000,000,000			1,000,000,000		1,000,000,000
Preferred stock, shares authorized				50,000,000						50,000,000					50,000,000
Preferred stock, par value				$ 0.00001						$ 0.00001					$ 0.00001
Common stock, shares outstanding				25,000,000						25,000,000			25,000,000		25,000,000
Share price				$ 0.00001						$ 0.00001					$ 0.00001
Debt related interest expense										$ 742					$ 74,559
Common stock, shares issued				29,500,000						29,500,000			29,500,000		29,500,000
Net effect on stockholders deficit										$ 0
Third Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense				$ 570,937						$ 1,332,188
Notes Payable One [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price													$ 4.85
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				513,000						513,000			0		513,000
Preferred stock, shares outstanding				363,000						363,000			0		363,000
Preferred stock, par value				$ 0.0001						$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock. voting rights													equivalent to the number of shares common stock into which this series is convertible
Preferred stock liquidation preference value				$ 0						$ 0			$ 0		$ 0
Preferred stock rights of redemption				$ 0						$ 0			$ 0		$ 0
Preferred stock, shares issued				363,000						363,000			0		363,000
Convertible Preferred stock stated value				$ 10						$ 10			$ 10		$ 10
Conversion price per share				$ 10						$ 10					$ 10
Convertible Preferred Stock, Conversion										80% of the minimum price at the issuance date, which is $2.21/share, to be converted into common stock, for the issuance of these 363,000 shares, this amount is a fixed conversion amount of 4.53 shares of common stock for each share of Series A, preferred stock held, there are no other provisions that could result in a variable number of shares required for settlement. Equivalent shares at September 30, 2024 are 1,644,022. (see Note 5 for calculation).
Convertible Preferred Stock, Dividends										10% per year (2.5% per quarter), will be accrued based on the stated value per share of $10/share, on a quarterly basis. These dividends are due in the form of common stock. The amount of dividend shares are calculated by taking the shares issued, multiplied by the stated value per share, that amount is then multiplied by the dividend percentage. The result was then multiplied by 80% of the quoted closing price at the date of issuance, which is $2.21/share. This amount is a fixed conversion price, there are no other provisions that could result in a variable number of shares required for settlement in the future			10% per year (2.5% per quarter), will be accrued based on the stated value per share of $10/share, on a quarterly basis. These dividends are due in the form of common stock. The amount of dividend shares are calculated by taking the shares issued, multiplied by the stated value per share, that amount is then multiplied by the dividend percentage. The result was then multiplied by 80% of the quoted closing price at the date of issuance, which is $2.21/share. This amount is a fixed conversion price, there are no other provisions that could result in a variable number of shares required for settlement in the future
Series A Convertible Preferred Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding				363,000						363,000					363,000
Preferred stock, shares issued				363,000						363,000					363,000
Convertible Preferred stock stated value				$ 10						$ 10					$ 10
Debt Instrument, Convertible, Liquidation Preference, Per Share	$ 10
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				150,000						150,000			0		150,000
Preferred stock, shares outstanding				140,000						140,000			0		140,000
Preferred stock, par value				$ 0.0001						$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock. voting rights										equivalent to the number of shares common stock into which this series is convertible			equivalent to the number of shares common stock into which this series is convertible
Preferred stock liquidation preference value				$ 0						$ 0			$ 0		$ 0
Preferred stock rights of redemption				$ 0						$ 0			$ 0		$ 0
Preferred stock, shares issued				140,000						140,000			0		140,000
Convertible Preferred stock stated value				$ 10						$ 10			$ 10		$ 10
Convertible Preferred Stock, Conversion										70% of the minimum price at the issuance date, which is $1.93/share, to be converted into common stock, for the issuance of these 140,000 shares, this amount is a fixed conversion amount of 5.18 shares of common stock for each share of Series B, preferred stock held, there are no other provisions that could result in a variable number of shares required for settlement. Equivalent shares at September 30, 2024 are 724,638.			70% of the minimum price at the issuance date, which is $1.93/share, to be converted into common stock, for the issuance of these 140,000 shares, this amount is a fixed conversion amount of 5.18 shares of common stock for each share of Series B, preferred stock held, there are no other provisions that could result in a variable number of shares required for settlement. Equivalent shares at September 30, 2024 are 724,638.
Convertible Preferred Stock, Dividends										12% per year (3% per quarter), will be accrued based on the stated value per share of $10/share, on a quarterly basis. These dividends are due in the form of common stock. The amount of dividend shares are calculated by taking the shares issued, multiplied by the stated value per share, that amount is then multiplied by the dividend percentage. The result was then multiplied by 70% of the quoted closing price at the date of issuance, which is $1.93/share. This amount is a fixed conversion price. There are no other provisions that could result in a variable number of shares required for settlement in the future			12% per year (3% per quarter), will be accrued based on the stated value per share of $10/share, on a quarterly basis. These dividends are due in the form of common stock. The amount of dividend shares are calculated by taking the shares issued, multiplied by the stated value per share, that amount is then multiplied by the dividend percentage. The result was then multiplied by 70% of the quoted closing price at the date of issuance, which is $1.93/share. This amount is a fixed conversion price. There are no other provisions that could result in a variable number of shares required for settlement in the future
Series B Convertible Preferred Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding				140,000						140,000					140,000
Preferred stock, shares issued				140,000						140,000					140,000
Convertible Preferred stock stated value				$ 10						$ 10					$ 10
Series B Preferred Stock [Member] | Nonconsolidated Investees, Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage				20.00%						20.00%					20.00%
Series B Preferred Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares										140,000
Stock sold for cash (ATM) - net										$ 1,400,000
Share price				$ 10						$ 10					$ 10
Series B Preferred Stock [Member] | Related Party [Member] | Nonconsolidated Investees, Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage				20.00%						20.00%					20.00%
Series A Preferred Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Face Amount	$ 2,420,000
Accrued interest	$ 0
Conversion interest	150.00%
Debt related interest expense	$ 1,210,000
Debt conversion, value	3,630,000
Balance due to this lender	$ 0
Series A Preferred Stock [Member] | Related Party [Member] | Nonconsolidated Investees, Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ownership percentage				5.00%						5.00%					5.00%
Common Class A [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				500,000,000						500,000,000			500,000,000		500,000,000					500,000,000
Common stock, shares outstanding				15,000,000						15,000,000			0		15,000,000
Common stock, par value				$ 0.00001						$ 0.00001			$ 0.00001		$ 0.00001					$ 0.00001
Common stock, shares issued				17,700,000						17,700,000			0		17,700,000
Common Class A [Member] | Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																				500,000,000
Common Class A [Member] | Related Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				500,000,000						500,000,000			500,000,000		500,000,000
Preferred stock. voting rights										1			1
Common stock, shares outstanding				15,000,000						15,000,000			15,000,000		15,000,000
Common stock, par value				$ 0.00001						$ 0.00001			$ 0.00001		$ 0.00001
Stock sold for cash (ATM) - net of offering costs, shares										15,000,000
Common stock, shares issued				17,700,000						17,700,000			17,700,000		17,700,000
Common Class B [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				500,000,000						500,000,000			500,000,000		500,000,000					500,000,000
Common stock, shares outstanding				10,000,000						10,000,000			0		10,000,000
Common stock, par value				$ 0.00001						$ 0.00001			$ 0.00001		$ 0.00001					$ 0.00001
Common stock, shares issued				11,800,000						11,800,000			0		11,800,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures										$ 761,250
Common Class B [Member] | Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																				500,000,000
Common Class B [Member] | Related Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				500,000,000						500,000,000			500,000,000		500,000,000
Preferred stock. voting rights										10			10
Common stock, shares outstanding				10,000,000						10,000,000			10,000,000		10,000,000
Common stock, par value				$ 0.00001						$ 0.00001			$ 0.00001		$ 0.00001
Stock sold for cash (ATM) - net of offering costs, shares										10,000,000
Common stock, shares issued				11,800,000						11,800,000			11,800,000		11,800,000
Exchange shares										100,000
Series X Preferred Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				50,000,000						50,000,000			50,000,000		50,000,000					1
Preferred stock, shares outstanding				1						1			0		1
Preferred stock, par value				$ 0.00001						$ 0.00001			$ 0.00001		$ 0.00001
Preferred stock, shares issued				1						1			0		1
Series X Preferred Stock [Member] | Related Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding				1						1					1
Preferred stock, par value				$ 0.00001						$ 0.00001					$ 0.00001
Preferred stock. voting rights										A
Preferred stock, shares issued				1						1					1
Preferred stock shares designated				1						1					1
Series A and B Common Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock to be vested				4,500,000						4,500,000					4,500,000
Series A and B Common Stock [Member] | Restricted Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average period for recognition										3 years 8 months 1 day
Number of shares granted										4,500,000
Unrecognized stock compensation expense related to restricted stock				$ 8,373,750						$ 8,373,750					$ 8,373,750
Number of common stock to be vested				4,500,000						4,500,000					4,500,000
Series A and B Common Stock [Member] | Third Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price			$ 2.03			$ 2.03
Stock-based compensation expense			$ 9,135,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized													500,000,000	500,000,000
Common stock, shares outstanding													1,806,612	1,334,270
Common stock, par value													$ 0.0001	$ 0.0001
Common stock, voting rights													Voting at 1 vote per share	Voting at 1 vote per share
Stock sold for cash (ATM) - net of offering costs, shares									3,357				3,357
Stock sold for cash (ATM) - net									$ 0
Share price														$ 60
Shares issued					88,336			74,045	2,604	88,336			268,986	18,373
Shares issued, value					$ 9			$ 0	$ 0	$ 9			$ 26	$ 2
Stock based payments										268,658
Stock issued for service				53,400		377	10,000						40,000	1,707
Stock issued for service, value				$ 5			$ 1						$ 4	$ 102,759
Stock issued for cash							708						3,357	1,707
Stock issued for debt issuance costs, value													$ 25,308
Deferred offering costs													$ 25,308
Common stock, shares issued													1,806,612	1,334,270
Commission percentage													3.00%
Stock Issued During Period, Shares, Acquisitions														2,016
Stock Issued During Period, Value, Acquisitions
Common Stock [Member] | Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price														$ 24.80
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price													$ 7.65
Share price													4.80
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price													8.83
Share price													$ 11.98
Common Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price														$ 71.28
Stock issued for service													268,986	18,373
Stock issued for service, value													$ 1,215,365	$ 1,309,524
Debt Instrument, Face Amount				6,215,000						6,215,000					$ 6,215,000
Accrued interest				316,130						$ 316,130					316,130
Conversion of debt - related party - common stock, shares										3,525,341
Conversion interest										150.00%
Debt related interest expense										$ 3,265,565
Debt conversion, value										9,796,696
Balance due to this lender				$ 0						$ 0					$ 0
Debt Instrument, Convertible, Conversion Price				$ 2.76						$ 2.76					$ 2.76
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price													$ 4.38
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price													$ 8.78
Common Stock [Member] | Notes Payable [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares										425,978			264,000
Stock sold for cash (ATM) - net										$ 2,020,387			$ 919,500
Number of shares remain unissued													104,000
Issuance of shares ownership percentage													9.99%
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				2.81						$ 2.81			$ 5.18		2.81
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				7.10						$ 7.10			$ 6.78		7.10
Common Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt - related party - common stock, shares										363,000
Board of Directors Chairman [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																		500,000,000	50,000,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted														2,500
Number of shares granted													80,000
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture													80,000
Stock option grant date fair value														$ 7,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number														1,250
Share based compensation arrangement by share based payment award options vested and expected to vest outstanding fair value														$ 3,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number														1,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period														3,700
Consultants [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for service										53,777			40,000
Stock issued for service, value										$ 187,968			$ 272,750
Consultants [Member] | Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				0.0001						$ 0.0001			$ 4.80		0.0001
Consultants [Member] | Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				3.52						3.52			$ 11.98		3.52
Lender [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares		156,000
Lender [Member] | Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Controlling interest rate													5.00%
Lender [Member] | Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Controlling interest rate													5.00%
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted													21,930
Accrued salary													$ 50,000
Chief Executive Officer [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding													100,000
Common stock, shares issued													100,000
Chief Executive Officer [Member] | Series X Preferred Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value				$ 0.00001						$ 0.00001					$ 0.00001
Preferred stock shares designated				1						1					1
Preferred stock designated value				$ 1						$ 1					$ 1
Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted														26,123
Stock Issued During Period, Value, Stock Options Exercised														$ 350,000
Stock based compensation expense													$ 1,525,146	$ 1,412,283